Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accrued Expenses
Accrued Expenses

	December 31,
(in thousands)	2012	2011
Employee benefits, payroll, and related taxes	$28,659	$26,255
Customer rebates	21,881	21,414
Environmental remediation	2,872	3,281
Interest rate swaps	2,253	2,366
Environmental dismantling	207	283
Other	23,189	24,947
	$79,061	$78,546

Environmental remediation and environmental dismantling includes asset retirement obligations recorded at a discount.